Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at the fair value on a recurring basis.

		September 30, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	64,923	64,923	94,907	94,907
Derivative instruments (note 8)
Interest rate swap agreements (1)	Level 2	3,145	3,145	3,143	3,143
Time-charter swap agreement (1)	Level 3	—	—	875	875
Stock purchase warrant	Level 3	—	—	287	287
Forward freight agreements (1)	Level 2	29	29

Non-Recurring:
Vessels held for sale (note 13)	Level 2	6,400	6,400	33,802	33,802

Other:
Advances to equity accounted investments	Note (2)	9,930	Note (2)	10,480	Note (2)
Long-term debt, including current portion	Level 2	(645,905)	(637,823)	(933,016)	(923,306)
Obligations related to capital leases, including current portion	Level 2	(150,956)	(150,956)

(1)
The fair value of the Company’s interest rate swap agreements, time-charter swap agreement and forward freight agreements at September 30, 2017 excludes accrued interest expense which is recorded in accrued liabilities on the unaudited consolidated balance sheets.

(2)
The advances to equity accounted investments together with the Company’s investments in the equity accounted investments form the net aggregate carrying value of the Company’s interests in the equity accounted investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests as at September 30, 2017 and December 31, 2016 were not determinable.

Summary of Derivative Instrument Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs
Changes in fair value during the three and nine months ended September 30, 2017 and 2016 for the TIL stock purchase warrant, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2017	September 30, 2016	September 30, 2017	September 30, 2016
	$	$	$	$
Fair value at the beginning of the period	—	916	287	5,164
Unrealized gain (loss) included in earnings	—	(199)	(287)	(4,447)
Fair value at the end of the period	—	717	—	717
Changes in fair value during the three and nine months ended September 30, 2017 and 2016 for the Company’s time-charter swap agreement, which is described below and was measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2017	September 30, 2016	September 30, 2017	September 30, 2016
	$	$	$	$
Fair value asset - beginning of the period	—	1,345	875	—
Settlements	—	(1,096)	(1,106)	(1,222)
Realized and unrealized gain	—	1,305	231	2,776
Fair value asset - at the end of the period	—	1,554	—	1,554

Summary of Financing Receivables
The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			September 30, 2017	December 31, 2016
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$
Advances to equity accounted investments	Other internal metrics	Performing	9,930	10,480
Total			9,930	10,480